Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Deferred:
Total income tax expense	$ 9,546	$ 997	$ 11,585	$ 2,674
StepStone Group LP
Current:
State and local					$ 1,085	$ 351	$ 620
Foreign					3,041	1,422	1,257
Total current income tax expense					4,126	1,773	1,877
Deferred:
State and local					0	0	0
Foreign					(171)	(133)	109
Total deferred income tax expense (benefit)					(171)	(133)	109
Total income tax expense					$ 3,955	$ 1,640	$ 1,986